Share based Compensation - HMHL Share Option Schemes (Details) - USD ($) $ in Millions					12 Months Ended
	Jun. 15, 2016	Dec. 20, 2013	Aug. 06, 2008	Jun. 04, 2005	Dec. 31, 2017	Dec. 31, 2016
HMHL Share Option Scheme
Share-based Compensation
Expiry period			6 years
Aggregate number of shares issuable					2,144,408
Share options cancelled (in shares)	1,187,372	2,485,189				1,187,372
Cash payment of cancelled share options period		4 years
Liability of modified awards in other payables					$ 0.2	$ 1.4
HMHL Share Option Scheme | Ordinary Shares
Share-based Compensation
Number of shares authorized but unissued					157,111,839
Vesting period					4 years
Vesting percentage upon first anniversary					25.00%
Annual vesting percentage after the first anniversary					25.00%
HMHL Share Option Scheme | Six-year awards | Ordinary Shares
Share-based Compensation
Expiry period					6 years
HMHL Share Option Scheme | Nine-year awards | Ordinary Shares
Share-based Compensation
Expiry period					9 years
HCML Share Option Scheme
Share-based Compensation
Expiry period				10 years
Aggregate number of shares issuable					2,425,597
Number of shares authorized but unissued					8,552,963
Share options cancelled (in shares)					6,875	3,750
Number of share options granted	593,686				150,000	693,686